Supplemental Cash Flow	12 Months Ended
Apr. 30, 2025
Disclosure of detailed information about supplemental cash flow information [abstract]
Supplemental Cash Flow [Text Block]

13. Supplemental Cash Flow

The following table summarizes changes in non-cash working capital items in operating activities:

	April 30, 2025	April 30, 2024
	$	$
Accounts payable and accrued liabilities	13,619	(3,647,973)
Due to related parties	(754,573)	868,095
Taxes receivable	6,114,457	(3,811,486)
Other receivable	(240,572)	256,058
Prepaid expenses	(86,495)	942,569
	5,046,436	(5,392,737)

	Note	April 30, 2025	April 30, 2024
		$	$
Share issuance costs - finders warrants		-	742,418
Shares issued pursuant to property acquisition	8d	3,946,345	-
Shares to be issued pursuant to property acquisition	8f	7,576,031	882,830
Shares issued for RSUs	8g	784,519	330,858